Income Taxes - Schedule of Components of Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Deferred tax assets
Net operating loss carryforward in the U.S.	$ 715,416	$ 706,247
Net operating loss carryforward in the UAE	6,360,099	3,746,887
Net operating loss carryforward in Hong Kong	41,862
Net operating loss carryforward in PRC		19
Valuation allowance	(7,117,377)	(4,453,153)
Total net deferred tax assets